Note 34 - Share of profit or loss of entities accounted for using the equity method (Details) - EUR (€)	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Share of profit or loss of entities accounted for using the equity method
investments in entities accounted for using the equity method	€ (17,000,000)	€ (19,000,000)